Intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6.	Intangible assets:

2025	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	1,163,405	198,630
	$3,239,450	$3,040,820	$198,630

2024	Cost	Accumulated amortization	Net book Value

Ad tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2025, 2024 and 2023

6.	Intangible assets: (Continued)

Amortization expense was $170,254 (2024 - $232,835 and 2023 - $545,738) for the year ended December 31, 2025.